VIA EDGAR

October 6, 2015

Ms. Marianne Dobelbower

Examiner

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	Cross Shore Discovery Fund (“Fund”)
File No. 811-22976/333-204814

Dear Ms. Dobelbower:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is an amendment to the Fund’s Registration Statement on Form N-2 which was filed with the Commission on June 8, 2015 (accession number 0001193125-15-216875) (the “Registration Statement”), which amendment constitutes Pre-Effective Amendment No. 1 to the Registration Statement under the Securities Act and Amendment No. 4 to the Registration Statement under the Investment Company Act (the “Amendment”). The Amendment has been tagged to indicate paragraphs that include changes made to the Registration Statement. This filing is made to incorporate: (1) updates in response to comments received from the staff of the Commission by letter dated July 9, 2015; and (2) certain other changes.

Consistent with FINRA Rule 5110, we anticipate receipt of the FINRA no-objections opinion prior to October 21, 2015, the requested effective date for the Amendment.

October 6, 2015

If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7295.

Kind regards,

/s/ Leslie K. Klenk

Leslie K. Klenk, Esq.

cc:	Neil Kuttner, Cross Shore Discovery Fund